Description of the Plan - Forfeited Accounts (Details) - ArcBest 401(k) and DC Retirement Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Description of the Plan
Forfeited nonvested accounts	$ 646,457	$ 187,587
Amount of forfeited nonvested accounts used to offset employer contributions	200,000	1,100,292
Amount of forfeited nonvested accounts used to offset employer defined contributions	$ 650,000	$ 0